Long-Term Investments (Details) - Corpotech Holdings Limited [Member]		12 Months Ended
	Dec. 30, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)
Long-Term Investments [Line Items]
Acquisition interest percentage	22.50%
Cash consideration	$ 2,250,000
Carrying amount equity investments		$ 17,467,088	$ 2,225,135
Investee’s net income or loss		$ 111,379	$ 14,189